Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2017
Amounts Due from Related Companies/ Related Party Transactions [Abstract]
Schedule of total rental income
	For the years ended September 30,
	2017	2016	2015
	US$(’000)	US$(’000)	US$(’000)
Total rental income	$44,145	$44,972	$44,852